Deferred Tax - Summary of Deferred Tax (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022 [1]	Dec. 31, 2021
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	€ 2,350	€ 2,433
Deferred tax liabilities, temporary differences	57	30
Deferred tax assets	2,350	2,433	[1]	€ 2,164
Deferred tax liabilities	(57)	(30)	[1]	€ (8)
Total net deferred tax liability / (asset)	2,293	2,403			€ 1,974
Real estate [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	(2)	(15)
Total net deferred tax liability / (asset)	(2)	(15)			(776)
Financial assets [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	803	1,569
Deferred tax liabilities, temporary differences	(6)	(6)
Total net deferred tax liability / (asset)	809	1,574			(3,336)
Insurance and investment contracts [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	(599)	(1,416)
Deferred tax liabilities, temporary differences	62	33
Deferred expenses, VOBA and other intangible assets [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	539	573
Deferred tax liabilities, temporary differences	2
Total net deferred tax liability / (asset)	537	573			448
Defined benefit plans [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	214	196
Total net deferred tax liability / (asset)	214	196			154
Tax losses and credits carried forward [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	1,112	1,287
Other [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	283	239
Deferred tax liabilities, temporary differences	(1)	3
Total net deferred tax liability / (asset)	€ 284	€ 235			€ 45

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.